COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Indemnity cost	$ 0	$ 0
Combined penalty amount	$ 10,000
Penalty amount paid		$ 10,000